FAIR VALUE AND RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	CAD 73,004	CAD 249,860
Financial liabilities	812,010	718,434
Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	73,004	249,860
Financial liabilities	804,281	706,877
Fair value through profit or loss (liabilities)
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	70,476	18,418
Other financial liabilities | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	733,805	688,459
Other financial liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	741,534	700,016
Fair value through profit or loss (assets)
Disclosure of fair value measurements of assets and liabilities
Financial assets	705	1,486
Loans and receivables | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial assets	72,299	248,374
Loans and receivables | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	72,299	248,374
Unsecured debentures, net | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	655,035	658,325
Unsecured debentures, net | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	647,306	646,768
Unsecured debentures, net | Other financial liabilities | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	647,306	646,768
Unsecured debentures, net | Other financial liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	655,035	658,325
Cross currency interest rate swaps | Level 2
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	61,466	10,641
Cross currency interest rate swaps | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	61,466	10,641
Cross currency interest rate swaps | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	61,466	10,641
Cross currency interest rate swaps | Fair value through profit or loss (liabilities)
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	61,466	10,641
Other liability | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	8,968	7,777
Other liability | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	8,968	7,777
Other liability | Fair value through profit or loss (liabilities)
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	8,968	7,777
Bank indebtedness | Level 2
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	32,552
Bank indebtedness | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	32,552
Bank indebtedness | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	32,552
Bank indebtedness | Other financial liabilities | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	32,552
Bank indebtedness | Other financial liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	32,552
Accounts payable and accrued liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	43,342	31,465
Accounts payable and accrued liabilities | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	43,342	31,465
Accounts payable and accrued liabilities | Fair value through profit or loss (liabilities)
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	42
Accounts payable and accrued liabilities | Other financial liabilities | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	43,300	31,465
Accounts payable and accrued liabilities | Other financial liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	43,300	31,465
Distributions payable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	10,647	10,226
Distributions payable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	10,647	10,226
Distributions payable | Other financial liabilities | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	10,647	10,226
Distributions payable | Other financial liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	10,647	10,226
Other assets | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	455	530
Other assets | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	455	530
Other assets | Loans and receivables | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial assets	455	530
Other assets | Loans and receivables | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	455	530
Accounts receivable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	2,310	1,066
Accounts receivable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	2,310	1,066
Accounts receivable | Loans and receivables | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial assets	2,310	1,066
Accounts receivable | Loans and receivables | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	2,310	1,066
Prepaid expenses and other | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	705	1,486
Prepaid expenses and other | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	705	1,486
Prepaid expenses and other | Fair value through profit or loss (assets)
Disclosure of fair value measurements of assets and liabilities
Financial assets	705	1,486
Restricted cash | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	515	563
Restricted cash | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	515	563
Restricted cash | Loans and receivables | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial assets	515	563
Restricted cash | Loans and receivables | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	515	563
Cash and cash equivalents | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	69,019	246,215
Cash and cash equivalents | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	69,019	246,215
Cash and cash equivalents | Loans and receivables | Amortized cost
Disclosure of fair value measurements of assets and liabilities
Financial assets	69,019	246,215
Cash and cash equivalents | Loans and receivables | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	CAD 69,019	CAD 246,215